Income Tax (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Income Tax [Line Items]
Income tax rate	25.00%		25.00%	25.00%		25.00%
Foreign tax rate, amount (in Dollars)	$ 1,193,000			$ 3,349,000		$ 15,111,000
Exemption tax rate, amount (in Dollars)	850,000	[1]	$ 100,000		[1]		[1]
Annual chargeable income (in Dollars)	$ 153,000			92,000		$ 126,000
Preferential income tax rate	15.00%		15.00%
Accumulated tax losses (in Dollars)	$ 97,493,000
Unrecognized tax benefits	12 months		12 months
United States [Member]
Income Tax [Line Items]
Income tax rate	21.00%		21.00%
Accumulated tax losses (in Dollars)				78,743,000
Percentage of taxable income annual limitation to offset against future taxable profits	80.00%		80.00%
Mainland China [Member]
Income Tax [Line Items]
Income tax rate	25.00%		25.00%
Accumulated tax losses (in Dollars)	$ 126,442			$ 133,937,000
Mainland China [Member] | Bottom of Range [Member]
Income Tax [Line Items]
Unused tax losses expiry term	5 years		5 years
Mainland China [Member] | Top of Range [Member]
Income Tax [Line Items]
Unused tax losses expiry term	10 years		10 years
SINGAPORE
Income Tax [Line Items]
Income tax rate	17.00%		17.00%
Foreign tax rate	75.00%		75.00%
Foreign tax rate, amount (in Dollars)			$ 10,000
Effect from change in tax rate	50.00%		50.00%
Remaining chargeable income (in Dollars)			$ 200,000
Exemption tax rate	75.00%		75.00%
Additional tax rate	50.00%		50.00%
Annual chargeable income (in Dollars)			$ 100,000

[1]	Based on the Company’s assessment of the nature of the transactions during the financial year and with reference to the Singapore Income Tax Act, the revenue for the year is considered to be capital gain in nature. Accordingly, such income is not regarded as taxable income in Singapore and is treated as income not subject to tax.